Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments For Noncancelable Operating Leases
Future minimum lease payments under noncancelable operating leases that have initial or remaining noncancelable lease terms greater than one-year
as of June 30, 2021 are as follows:

Remainder of 2021	$1,139
2022	2,379
2023	2,360
2024	2,231
2025	2,202
2026 and thereafter	5,062

$15,373

Future minimum lease payments under noncancelable operating leases that have initial or remaining noncancelable lease terms greater than one-year
as of December 31, 2020 are as follows:

Years ending December 31,
2021	$2,659
2022	2,398
2023	1,778
2024	1,538
2025	1,492
2026 and thereafter	3,027

$12,892